Subsequent Events (Unaudited) (Details) (USD $)		1 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	1 Months Ended
	Jun. 30, 2013	May 31, 2013 Series D Preferred Stock [Member]	Jan. 31, 2013 Series D Preferred Stock [Member]	Jun. 30, 2013 Series D Preferred Stock [Member]	Dec. 31, 2012 Series D Preferred Stock [Member]	Jun. 30, 2013 Subsequent Event [Member] Telco Professional Services Division [Member]	Aug. 31, 2013 Subsequent Event [Member] Series E Preferred Stock [Member]
Subsequent Events (Textual)
Contingent consideration/working capital adjustment	$ 15,320
Purchase Agreement, Additional Consideration Description						The Company agreed to pay Tekmark an amount equal to two times the growth of Telco's adjusted EBITDA in excess of the calculation used for the initial cash payment for each of the two 12-month periods immediately following the closing date.
Description of purchase price agreement terms						Company will acquire certain assets and assume certain liabilities of Telco in exchange for the following consideration to be paid or issued by the Company at the closing: (i) cash in an amount equal to five times Telco's trailing twelve-month EBITDA, less $2.6 million and (ii) a number of shares of the Company's common stock having a value equal to one times Telco's trailing 12-month EBITDA. The Company and Tekmark are required within 60 days of closing to adjust the initial closing payment such that it equals Telco's true trailing 12-month EBITDA after accounting for any additional liabilities or adjustments. The Company also agreed to make a cash payment in an amount equal to Telco's forward EBITDA calculated for the 12-month period commencing on the day of the first calendar month after the closing date.
Purchase agreement price adjustment description						Purchase consideration is also required to be increased by Telco's excess net working capital at closing, which consists of current assets (including accounts receivable), less current liabilities, less total payroll expenses (including applicable fringe benefits) and fixed operating costs for the 60 days prior to closing.
Conversion of preferred shares into common shares		42	566	(608)	(400)		534,819
Face value of preferred shares converted into common stock							$ 3,350,000
Number of shares of preferred stock converted into shares of common stock							3,350